S000095309 [Member] N-1A Cover	Sep. 12, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA ETF TRUST I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 12, 2025
Prospectus Date	Sep. 15, 2025